Share-based compensation - Equity Incentive Plan & ESPP (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 03, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) plan shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | plan				2
Share-based compensation expense | $		$ 4,033,000	$ 95,000	$ 10,256,000	$ 418,000	$ 1,454,000	$ 0
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized | shares		5,362,823		5,362,823		5,567,847
Period till which there is automatic increase in rights granted under the Plan				10 years
Percent of the total number of shares of the Company's common stock outstanding				5.00%
Shares available for grant | shares		3,654,629		3,654,629		1,991,259
Vesting period				4 years		4 years
Term of award				10 years		10 years
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized | shares	434,000
Period till which there is automatic increase in rights granted under ESPP	10 years
Percentage of common stock outstanding	1.00%
Percentage of stock purchase price	85.00%
Percentage of maximum employee contribution	15.00%
Maximum amount of common stock that can be purchased | $	$ 25,000
Share-based compensation expense | $		$ 63,000		$ 100,000